Condensed Consolidated Balance Sheets (Parenthetical) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)
Statement Of Financial Position [Abstract]
Trade and other receivables, allowances for doubtful accounts and sales returns	$ 38		$ 24
Preferred stock, percentage	7.00%	7.00%	7.00%	7.00%
Preferred stock, par value		€ 8.00		€ 8.00
Preferred stock, shares authorized	150,000	150,000	150,000	150,000
Preferred stock, shares issued	150,000	150,000	150,000	150,000
Preferred stock, shares outstanding	150,000	150,000	150,000	150,000
Common stock, par value		€ 0.20		€ 0.20
Common stock, shares authorized	550,000,000	550,000,000	550,000,000	550,000,000
Common stock, shares issued	258,463,857	258,463,857	258,463,857	258,463,857